Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Schedule of accrued expenses

	2024	2023
Accrued legal expenses	$5,431,494	$198,372
Accrued marketing expenses	4,860,716	1,168,891
Accrued payroll expenses	1,358,213	1,080,829
Accrued sales tax	359,311	351,774
Accrued income tax	—	1,280,676
Other accrued expenses	1,064,921	2,216,688
	$13,074,655	$6,297,230